OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Long Term Liabilities [Abstract]
Schedule of breakdown of other long-term liabilities
	December 31, 2023	December 31, 2022
Liability for IIA Royalties (See Note 16(b) below)	1,196	1,107
Alta settlement (See note 19)	300	-
	1,496	1,107

Schedule of reconciliation of changes in liability for royalties payable
	December 31, 2023	December 31, 2022

At January 1	1,107	1,368
Principal Payments	(11)	(429)
Amounts recognized as an offset from research and development expenses	(113)	(210)
Revaluation of the liability	213	378
As of December 31	1,196	1,107